SEGMENTED INFORMATION (Details) - CAD CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Segmented Information
Revenues	CAD 7,939	CAD 8,631	CAD 16,734	CAD 16,560
Commodity and gas distribution costs	(5,587)	(6,099)	(11,052)	(12,505)
Operating and administrative	(1,003)	(928)	(2,083)	(1,919)
Depreciation and amortization	(555)	(485)	(1,114)	(959)
Environmental costs, net of recoveries		(7)	(17)	4
Goodwill impairment		(440)		(440)
Total operating income	794	672	2,468	741
Income/(loss) from equity investments	(37)	109	189	242
Other income/(expense)	(26)	158	250	(299)
Earnings/(loss) before interest and income taxes	731	939	2,907	684
Interest expense	(369)	(284)	(781)	(535)
Income taxes recovery/(expense)	(10)	(232)	(427)	53
Earnings	352	423	1,699	202
Loss attributable to noncontrolling interests and redeemable noncontrolling interests	20	224	(41)	134
Preference share dividends	(71)	(70)	(144)	(142)
Earnings attributable to Enbridge Inc. common shareholders	301	577	1,514	194
Additions to property, plant and equipment	1,315	1,974	2,960	3,564
Total Assets	83,598		83,598		CAD 84,515
Out of period adjustments
Out of period non-cash adjustment to income taxes				71
Liquids Pipelines
Segmented Information
Revenues	1,743	1,838	4,356	2,629
Commodity and gas distribution costs	(3)	(3)	(5)	(4)
Operating and administrative	(663)	(564)	(1,429)	(1,245)
Depreciation and amortization	(336)	(287)	(682)	(567)
Environmental costs, net of recoveries		(7)	(17)	4
Total operating income	741	977	2,223	817
Income/(loss) from equity investments	(83)	85	30	145
Other income/(expense)	(15)	35	2	(10)
Earnings/(loss) before interest and income taxes	643	1,097	2,255	952
Additions to property, plant and equipment	1,070	1,619	2,402	2,941
Total Assets	52,040		52,040		52,015
Gas Distribution
Segmented Information
Revenues	613	626	1,779	2,418
Commodity and gas distribution costs	(293)	(328)	(1,059)	(1,696)
Operating and administrative	(144)	(135)	(278)	(269)
Depreciation and amortization	(84)	(80)	(164)	(157)
Total operating income	92	83	278	296
Income/(loss) from equity investments	(16)	(17)	27	(3)
Other income/(expense)	7	12	17	24
Earnings/(loss) before interest and income taxes	83	78	322	317
Additions to property, plant and equipment	144	229	392	335
Total Assets	9,596		9,596		9,901
Gas Pipelines And Processing
Segmented Information
Revenues	615	1,006	1,267	2,133
Commodity and gas distribution costs	(463)	(829)	(946)	(1,794)
Operating and administrative	(127)	(140)	(246)	(255)
Depreciation and amortization	(75)	(68)	(149)	(133)
Goodwill impairment		(440)		(440)
Total operating income	(50)	(471)	(74)	(489)
Income/(loss) from equity investments	64	46	134	108
Other income/(expense)	5	14	20	6
Earnings/(loss) before interest and income taxes	19	(411)	80	(375)
Additions to property, plant and equipment	81	87	133	206
Total Assets	11,292		11,292		11,559
Green Power and Transmission
Segmented Information
Revenues	122	123	256	254
Commodity and gas distribution costs	2	1	3	2
Operating and administrative	(37)	(35)	(77)	(64)
Depreciation and amortization	(47)	(46)	(95)	(92)
Total operating income	40	43	87	100
Income/(loss) from equity investments	(1)	(1)	1
Other income/(expense)	2	1	2	2
Earnings/(loss) before interest and income taxes	41	43	90	102
Additions to property, plant and equipment	10	8	17	37
Total Assets	4,946		4,946		4,977
Energy Services
Segmented Information
Revenues	4,933	5,167	9,244	9,374
Commodity and gas distribution costs	(4,917)	(5,075)	(9,213)	(9,265)
Operating and administrative	(19)	(24)	(34)	(42)
Depreciation and amortization	(1)		(1)
Total operating income	(4)	68	(4)	67
Income/(loss) from equity investments	(1)	(3)	(3)	(5)
Other income/(expense)	(2)	2	(6)	2
Earnings/(loss) before interest and income taxes	(7)	67	(13)	64
Total Assets	1,990		1,990		1,889
Eliminations and Other
Segmented Information
Revenues	(87)	(129)	(168)	(248)
Commodity and gas distribution costs	87	135	168	252
Operating and administrative	(13)	(30)	(19)	(44)
Depreciation and amortization	(12)	(4)	(23)	(10)
Total operating income	(25)	(28)	(42)	(50)
Income/(loss) from equity investments		(1)		(3)
Other income/(expense)	(23)	94	215	(323)
Earnings/(loss) before interest and income taxes	(48)	65	173	(376)
Additions to property, plant and equipment	10	CAD 31	16	CAD 45
Total Assets	CAD 3,734		CAD 3,734		CAD 4,174